Available-for-sale debt security (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Debt Security - Schedule of Debt Securities Available-For-Sale

The following table sets forth the changes in the balance of the convertible debt investment for the years ended December 31, 2019, 2020 and 2021.

Available-for-sale debt security	USD'000
Balance as at December 31, 2019	—
Available-for sale debt security acquired in the year	3,805
Change in unrealized gains related to available-for-sale debt securities recorded in other comprehensive income	5,385
Balance as at December 31, 2020	9,190
Change in unrealized gains related to available-for-sale debt securities recorded in other comprehensive income	1,965
Foreign currency effect on debt security held in Swiss Fancs	11
Conversion of available-for-sale debt security in the period	(11,166)
Balance as at December 31, 2021	—